UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9603

                       AMERICAN BEACON SELECT FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2006

                  Date of reporting period: December 31, 2006


ITEM 1. REPORT TO STOCKHOLDERS.

    G U I D A N C E     |      V I S I O N      |      E X P E R I E N C E

                     (AMERICAN BEACON SELECT FUNDS(SM) LOGO)

                                  ANNUAL REPORT

                                    (GRAPHIC)

DECEMBER 31, 2006

MONEY MARKET SELECT FUND
U.S. GOVERNMENT MONEY MARKET SELECT FUND

About American Beacon

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents



President's Message................................................           1

Financial Highlights:
  Money Market Select Fund.........................................          13
  U.S. Government Select Fund......................................          14

Schedule of Investments:
  Money Market Portfolio...........................................          16
  U.S. Government Money Market Portfolio...........................          20

Additional Information.............................................  Back Cover


Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Select Funds                                   December 31, 2006

(AMERICAN BEACON ADVISORS)

(PHOTO OF WILLIAM F. QUINN)

FELLOW SHAREHOLDERS,

Enclosed please find the Annual Report for the American Beacon Select Funds for the year ended December 31, 2006. During this time, the Select Funds outperformed their respective peer groups.

     After 17 consecutive 25-basis point (0.25%) rate hikes, the Federal Open Market Committee ("FOMC") held interest rates steady at 5.25% at their August 8th meeting. The Federal Reserve Board (the "Fed") will continue to weigh the risks of accelerating inflation and decelerating economic growth. At the final FOMC meeting in December 2006, the Fed acknowledged the cooling housing market, but remained primarily concerned about inflation. The FOMC should hold rates steady at least through the first half of 2007. The market is focused on slowing housing and auto data and pricing in an ease for the next move by the Fed (albeit in the late part of 2007). Fed officials continue to discuss that additional firming may be needed because inflation remains on the higher-end of their comfort range.

     Despite rising interest rates earlier in the year, the American Beacon Money Market Select Fund one-year return of 5.08% outperformed the Lipper Institutional Money Market Average return by 36 basis points (0.36%). The American Beacon U.S. Government Money Market Select Fund also outperformed the Lipper Institutional U.S. Government Money Market Average with a one-year return of 5.04% versus 4.69%.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Select Funds.

                                        Sincerely,
                                        /s/ WILLIAM F. QUINN
                                        William F. Quinn
                                        President, American Beacon Select Funds

ECONOMIC OVERVIEW
DECEMBER 31, 2006 (UNAUDITED)

The initial estimate of the U.S. gross domestic product ("GDP") growth rate rose 3.5% in the fourth quarter, after rising a modest 2.0% in the third quarter of 2006. Consumer spending was the primary driver, up 4.4%. Consumers used credit cards to make up for diminished mortgage borrowing power. Business fixed investment fell 0.4%, the first decline since the first quarter of 2003. Inventories were up only $35.3 billion, trimming 0.7% from GDP growth. Growth rose solidly above the Fed's target after two quarters of coming in below, leaving room for debate on the implications of growth. In addition to the up tick in growth, the labor market remains healthy as payroll gains averaged 136,000 per month during the fourth quarter and the unemployment rate remained low at 4.5% in December.

     The Federal Open Market Committee ("FOMC") ended a streak of seventeen consecutive 25 basis point (0.25%) rate hikes at their August 8th meeting, leaving rates unchanged at 5.25% through the rest of 2006. Fed officials continue to weigh the risks of a slowing economy against the risks of higher inflation in determining the future direction of interest rates. At the December meeting, the Fed acknowledged the cooling housing market and its impact on economic growth, but inflation remained their chief concern. "...participants expressed concern that a failure of inflation to moderate as expected could entail significant costs if an upward drift in inflation expectations ensued," the minutes said. As a result, the Fed retained a tightening bias in its December statement maintaining the phrase that "the extent and timing of any additional firming that may be needed to address these risks will depend on the evolution of the outlook for both inflation and economic growth."

     The latest readings of consumer and producer prices indicate that the easing of inflationary pressures may be slow. The core consumer price index ("CPI") rose 0.2% in December after remaining flat in November, and the core producers price index ("PPI"), which also rose 0.2% during the month, came in above economists' expectations. In addition, despite a decline to an annual rate of 2.2% in November which was unchanged in December, the core personal consumption expenditures ("PCE") price index remains above the Fed's comfort range of 1-2%.

     U.S. Treasury yields rose during the fourth quarter as the likelihood of a Fed ease during the first quarter of 2007 began to dissipate. Though the yield curve remained inverted, Treasury yields reached five month highs in January 2007 on signals that the housing market is bottoming, inflation remains stubborn, and employment is strengthening.

     The FOMC should remain on hold at least through the first part of 2007 as Fed officials wait for signs that inflation is indeed moderating. If inflation remains above the Fed's comfort level for an extended period of time, an additional Fed tightening is possible. Despite the Fed's stated tightening bias, the market continues to expect an ease during the second half of 2007.

PERFORMANCE OVERVIEW
AMERICAN BEACON SELECT FUNDS
DECEMBER 31, 2006 (UNAUDITED)

     As the economy continued to show signs of strength during the year, the Fed continued tightening monetary policy through June 2006. Since then the Fed has been on hold with a tightening bias, resulting in a 5.25% fed funds target by year end. This was a move of 25 basis points (0.25%) for each of the first four FOMC meetings after starting the year at 4.25%. In response, the American Beacon Money Market Fund's weighted-average maturity ("WAM") was maintained below 45 days throughout the year. The primary strategy of the Fund was to buy variable rate securities, short-dated commercial paper and overnight investments. Due to maintaining a short WAM in a rising to stable interest rate environment, the Fund outperformed its Lipper peer group. This strategy will stay in place until economic data suggest the Fed is about to enter into an easing cycle.

     For the year ended December 31, 2006, the total return of the Money Market Select Fund was 5.08%. The Fund outperformed the Lipper Institutional Money Market Average return of 4.72% by 36 basis points (0.36%). Lipper Inc. ranked the Fund 6th among 357, 4th among 291, and 4th among 233 Institutional Money Market Funds for the one-year, three-year and five-year periods ended December 31, 2006, respectively.

     For the year ended December 31, 2006, the total return of the U.S. Government Money Market Select Fund was 5.04%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 4.69% by 35 basis points (0.35%). Lipper Inc. ranked the Fund 3rd among 147, 2nd among 126 and 2nd among 106 Institutional U.S. Government Money Market Funds for the one-year, three-year and five-year periods ended December 31, 2006, respectively.

     The Lipper Institutional Money Market Average and the Lipper Institutional U.S. Government Money Market Average are calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds and the Lipper Institutional U.S. Government Money Market Funds categories, respectively. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.


                                                              ANNUALIZED TOTAL RETURNS
                                                                  AS OF 12/31/2006
                                                            ---------------------------
                                                            1 YEAR   5 YEARS   10 YEARS
                                                            ------   -------   --------


Money Market (1, 2).......................................   5.08%     2.51%     3.97%
U.S. Government (1, 3)....................................   5.04%     2.46%     3.85%


(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and share may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by American Beacon Advisors since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the American Beacon Master Trust. The performance results from inception through December 31, 1999 are those of the Companion Fund. The Fund began offering its shares on January 1, 2000. Thus, performance results shown from that date through December 31, 2006 are for the Fund. Because the Companion Fund had higher expenses, its performance was worse than the Fund would have realized in the same period. A portion of the fees charged to the Money Market Fund was waived through 2001. Performance prior to waiving fees was lower than the actual returns for periods prior to 2001.

(3) The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by American Beacon Advisors since its inception March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the American Beacon Master Trust. The performance results from inception through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results from that date through December 31, 2006 are for the Fund. Because the Companion Fund had moderately higher expenses, their performance was slightly worse than the Fund would have realized in the same period. A portion of the fees charged to the U.S. Government Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

PERFORMANCE OVERVIEW
AMERICAN BEACON SELECT FUNDS
DECEMBER 31, 2006 (UNAUDITED)

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2006


                                                          MONEY MARKET   U.S. GOVERNMENT
                                                          ------------   ---------------


7-day Current Yield*                                          5.28%           5.26%
7-day Effective Yield*                                        5.42%           5.39%
30-day Yield*                                                 5.27%           5.23%
Weighted Avg. Maturity                                       47 Days          6 Days
Moody's Rating                                                 Aaa             Aaa
Standard & Poor's Rating                                      AAAm             AAAm


* Annualized. You may call 1-800-231-4252 to obtain the Funds' current seven day yields. Yield is a more accurate reflection of the Funds' current earnings than total returns.

MONEY MARKET PORTFOLIO -- TOP TEN ISSUERS AS OF DECEMBER 31, 2006


                                                                          % OF
                                                                       NET ASSETS
                                                                       ----------


Wells Fargo & Co.                                                          5.3%
US Bank, NA                                                                5.1%
Caylon                                                                     4.7%
World Savings Bank FSB                                                     4.5%
BNP Paribas                                                                4.3%
Abbey National Treasury Services, PLC                                      4.3%
Credit Suisse USA, Inc.                                                    4.2%
General Electric Capital Corp.                                             4.0%
Goldman Sachs Group, Inc.                                                  3.9%
Royal Bank of Scotland PLC                                                 3.4%


MONEY MARKET PORTFOLIO -- ASSET ALLOCATION AS OF DECEMBER 31, 2006


                                                                          % OF
                                                                       NET ASSETS
                                                                       ----------


Bank CDs, TDs and Notes                                                   44.7%
Corporate Notes                                                           41.0%
Commercial Paper                                                          10.2%
Repurchase Agreements                                                      2.5%
Fund Agreements                                                            1.2%
Net Other Assets                                                           0.4%


U.S. GOVERNMENT MONEY MARKET PORTFOLIO --  ASSET ALLOCATION AS OF DECEMBER 31,
2006


                                                                          % OF
                                                                       NET ASSETS
                                                                       ----------


Repurchase Agreements                                                     94.8%
Government Securities                                                      5.1%
Net Other Assets                                                           0.1%


FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

     The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting

PERFORMANCE OVERVIEW
AMERICAN BEACON SELECT FUNDS
DECEMBER 31, 2006 (UNAUDITED)

this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.


                                                    BEGINNING     ENDING     EXPENSES PAID
                                                     ACCOUNT     ACCOUNT    DURING PERIOD*
                                                      VALUE       VALUE         7/1/06-
                                                      7/1/06     12/31/06      12/31/06
                                                    ---------   ---------   --------------


MONEY MARKET
Actual............................................  $1,000.00   $1,026.87        $0.61
Hypothetical (5% return before expenses)..........  $1,000.00   $1,024.60        $0.61

U.S. GOVERNMENT MONEY MARKET
Actual............................................  $1,000.00   $1,026.62        $0.61
Hypothetical (5% return before expenses)..........  $1,000.00   $1,024.60        $0.61


* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.12% and 0.12% for the Money Market Select Fund and U.S. Government Money Market Select Fund respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON SELECT FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
American Beacon Select Funds

We have audited the accompanying statements of assets and liabilities of American Beacon Select Funds, comprised of the American Beacon Money Market Select Fund and the American Beacon U.S. Government Money Market Select Fund (collectively, the "Funds") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Select Funds at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ ERNST & YOUNG LLP

Dallas, TX
February 27, 2007

AMERICAN BEACON SELECT FUNDS
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                              U.S.
                                                                           GOVERNMENT
                                                          MONEY MARKET    MONEY MARKET
                                                         --------------   ------------


ASSETS:
  Investment in Portfolio, at Value....................  $    8,489,605   $    536,661
  Receivable from Manager for expense reimbursement
     (Note 2)..........................................              --              2
                                                         --------------   ------------
     TOTAL ASSETS......................................       8,489,605        536,663
                                                         --------------   ------------

LIABILITIES:
  Dividends payable....................................          15,866          2,109
  Other Liabilities....................................             203             18
                                                         --------------   ------------
     TOTAL LIABILITIES.................................  $       16,069   $      2,127
                                                         --------------   ------------
  NET ASSETS...........................................       8,473,536        534,536
                                                         ==============   ============

ANALYSIS OF NET ASSETS:
     Paid-in-capital...................................       8,473,536        534,536
                                                         --------------   ------------
NET ASSETS.............................................  $    8,473,536   $    534,536
                                                         ==============   ============
Shares outstanding (no par value):.....................   8,473,536,032    534,536,362
Net asset value, offering and redemption price per
  share:...............................................            1.00           1.00




                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON SELECT FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006 (IN THOUSANDS)


                                                                        U.S. GOVERNMENT
                                                         MONEY MARKET     MONEY MARKET
                                                         ------------   ---------------


INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
  Interest Income......................................    $404,496          $16,108
  Portfolio expenses...................................      (8,614)            (386)
                                                           --------          -------
     NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO....     395,882           15,722
                                                           --------          -------
FUND EXPENSES:
  Transfer agent fees:.................................         129                9
  Professional fees....................................          21                9
  Registration fees and expenses.......................         109               --
  Printing expense.....................................           6                2
  Other expenses.......................................         116                8
                                                           --------          -------
     TOTAL FUND EXPENSES...............................         381               28
                                                           --------          -------
NET (FEES WAIVED AND EXPENSES REIMBURSED)/RECOVERED BY
  MANAGER (NOTE 2).....................................          49              (24)
                                                           --------          -------
     Net fund expenses.................................         430                4
                                                           --------          -------
NET INVESTMENT INCOME..................................     395,452           15,718
                                                           --------          -------
REALIZED GAIN ALLOCATED FROM PORTFOLIO
  Net realized gain on investment......................           9               --
                                                           --------          -------
     NET GAIN ON INVESTMENTS...........................           9               --
                                                           --------          -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...    $395,461          $15,718
                                                           ========          =======





                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)


                                                                        U.S. GOVERNMENT MONEY
                                               MONEY MARKET                     MARKET
                                       ----------------------------   -------------------------
                                          YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                       ----------------------------   -------------------------
                                            2006           2005           2006          2005
                                       -------------   ------------   -----------   -----------


INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income..............  $     395,452   $    161,793   $    15,718   $     6,311
  Net realized gain on investments...              9             14            --             5
                                       -------------   ------------   -----------   -----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS.....        395,461        161,807        15,718         6,316
                                       -------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income..............       (395,452)      (161,793)      (15,718)       (6,311)
  Net realized gain on investments...             (9)           (14)           --            (5)
                                       -------------   ------------   -----------   -----------
     DISTRIBUTIONS TO SHAREHOLDERS...       (395,461)      (161,807)      (15,718)       (6,316)
                                       -------------   ------------   -----------   -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares......    112,232,901     86,821,599     2,947,923     1,623,288
  Reinvestment of dividends and
     distributions...................        219,523         83,465         4,123         2,203
  Cost of shares redeemed............   (109,195,815)   (85,661,240)   (2,614,206)   (1,622,082)
                                       -------------   ------------   -----------   -----------
     NET INCREASE IN NET ASSETS......      3,256,609      1,243,824       337,840         3,409
                                       -------------   ------------   -----------   -----------
NET INCREASE IN NET ASSETS...........      3,256,609      1,243,824       337,840         3,409
                                       -------------   ------------   -----------   -----------
NET ASSETS:
  Beginning of period................      5,216,927      3,973,103       196,696       193,287
                                       -------------   ------------   -----------   -----------
  END OF PERIOD *....................  $   8,473,536   $  5,216,927   $   534,536   $   196,696
                                       =============   ============   ===========   ===========
*Includes undistributed net
  investment income (loss) of........  $          --   $         --   $        --   $        --
                                       =============   ============   ===========   ===========





                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Select Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no load, open-end management investment company with separate series. The following series are included in this report:
American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund (each a "Fund" and collectively, the "Funds").

     Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows: the American Beacon Money Market Select Fund invests assets in the American Beacon Master Money Market Portfolio and the American Beacon U.S. Government Money Market Select Fund ("U.S. Government Fund") invests assets in the American Beacon Master U.S. Government Money Market Portfolio. Each Fund has the same investment objectives as its corresponding American Beacon Master Trust Portfolio. The value of such investments reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (66.70% and 95.25% at December 31, 2006, of the American Beacon Master Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     American Beacon Advisors, Inc. (the "Manager"), is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

Valuation of Investments

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

Investment Income

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination.

Dividends

     The Funds generally declare dividends daily from net investment income and net short-term gain, if any, payable monthly. Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale. Net asset value per share is computed by dividing the value of each Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Recently Issued Accounting Pronouncements

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, the Manager is evaluating the implications of FIN 48 and its potential impact on the financial statements. The Fund's net asset value per share will reflect FIN 48 adjustments no later than June 29, 2007, and any adjustments will be reflected in the Fund's Semi-Annual report to shareholders.

     In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Manager is evaluating the impact of FAS 157; however, it is not expected to have a material impact on the Funds' net assets or results of operations.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  FEES AND TRANSACTIONS WITH AFFILIATES

Reimbursement of Expenses

     The Manager contractually agreed to reimburse the U.S. Government Fund for other expenses through February 28, 2007 to the extent that total annual Fund operating expenses exceed 0.12%. For the twelve months ended December 31, 2006, the Manager reimbursed expenses totaling $23,524 to the U.S. Government Fund.

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of expenses reimbursed for a period of up to three years. However, recoupment will occur only if a Fund's average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit.

     Reimbursed expenses subject to potential recovery for the U.S. Government Fund totaling $2,418, $25,649 and $23,524, will expire in 2007, 2008 and 2009 respectively. The U.S. Government Fund has not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely. Fees waived during 2003 totaling $11,073 expired in 2006 and will not be reimbursed to the Manager.

     During the twelve months ended December 31, 2006, due to asset growth and a reduction of expenses, the Manager recouped $49,000 from the Money Market Select Fund for expenses waived during 2003 and 2004 totaling $2,724 and $46,276, respectively. Fees waived during 2003 totaling $5,278 expired in 2006 and will not be reimbursed to the Manager.

3.  FEDERAL INCOME TAXES

     It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent;
reclassifications are made to the appropriate equity accounts in the period that the differences arise. Temporary differences are not reflected in the financial records.

     Dividends are categorized in accordance with federal income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid for the year ended December 31, 2006 and the year ended December 31, 2005 were as follows (in thousands):


                                                MONEY MARKET           U.S. GOVERNMENT MONEY MARKET
                                        ---------------------------   ------------------------------
                                         YEAR ENDED     YEAR ENDED     YEAR ENDED        YEAR ENDED
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                            2006           2005           2006              2005
                                        ------------   ------------   ------------      ------------


Distributions paid from Ordinary
  Income*.............................    $395,461       $161,807        $15,718           $6,316


--------

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     As of December 31, 2006, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

     The Funds do not have capital loss carryforwards as of December 31, 2006.

AMERICAN BEACON MONEY MARKET SELECT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                            YEAR ENDED DECEMBER 31
                                  -----------------------------------------------------------------------
                                     2006            2005           2004           2003           2002
                                  ----------      ----------     ----------     ----------     ----------


NET ASSET VALUE, BEGINNING OF
  PERIOD........................  $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                  ----------      ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(A)......        0.05            0.03           0.01           0.01           0.02
  Net realized gain on
     investments................          --(B)           --(B)          --(B)          --(B)          --(B)
                                  ----------      ----------     ----------     ----------     ----------
Total income from investment
  operations....................        0.05            0.03           0.01           0.01           0.02
                                  ----------      ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
  Dividends from net investment
     income.....................       (0.05)          (0.03)         (0.01)         (0.01)         (0.02)
  Distributions from net
     realized gains on
     investments................          --(B)           --(B)          --(B)          --(B)          --(B)
                                  ----------      ----------     ----------     ----------     ----------
Total distributions.............       (0.05)          (0.03)         (0.01)         (0.01)         (0.02)
                                  ----------      ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD..  $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                  ==========      ==========     ==========     ==========     ==========
TOTAL RETURN....................        5.08%           3.23%          1.33%          1.13%          1.81%
                                  ==========      ==========     ==========     ==========     ==========
RATIOS AND SUPPLEMENTAL DATA:

  Net assets, end of period (in
     thousands).................  $8,473,536      $5,216,927     $3,973,103     $3,988,724     $5,030,034

  Ratios to average net assets
     (annualized):(A)
     Expenses, after expense
       reimbursements
       (recoupments)............        0.11%           0.12%          0.12%          0.12%          0.11%
     Expenses, before expense
       reimbursements
       (recoupments)............        0.11%           0.12%          0.12%          0.12%          0.11%
     Net investment income,
       after expenses
       reimbursements
       (recoupments)............        5.02%           3.20%          1.28%          1.14%          1.82%
     Net investment income,
       before expenses
       reimbursements
       (recoupments)............        5.02%           3.20%          1.28%          1.14%          1.82%


--------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio

(B)     Amount is less than $0.01 per share

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                            YEAR ENDED DECEMBER 31
                                        ------------------------------------------------------------
                                          2006         2005         2004         2003         2002
                                        --------     --------     --------     --------     --------


NET ASSET VALUE, BEGINNING OF PERIOD..  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                        --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(A)............      0.05         0.03         0.01         0.01         0.02
  Net realized gain on investments....        --(B)        --(B)        --(B)        --(B)        --(B)
                                        --------     --------     --------     --------     --------
Total income from investment
  operations..........................      0.05         0.03         0.01         0.01         0.02
                                        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
  Dividends from net investment
     income...........................     (0.05)       (0.03)       (0.01)       (0.01)       (0.02)
  Distributions from net realized
     gains on investments.............        --(B)        --(B)        --(B)        --(B)        --(B)
                                        --------     --------     --------     --------     --------
Total distributions...................     (0.05)       (0.03)       (0.01)       (0.01)       (0.02)
                                        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD........  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                        ========     ========     ========     ========     ========
TOTAL RETURN..........................      5.04%        3.19%        1.29%        1.11%        1.74%
                                        ========     ========     ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in
     thousands).......................  $534,536     $196,696     $193,287     $162,489     $110,014

  Ratios to average net assets
     (annualized):(A)
     Expenses, after expense
       reimbursements (recoupments)...      0.12%        0.12%        0.12%        0.12%        0.12%
     Expenses, before expense
       reimbursements (recoupments)...      0.13%        0.14%        0.12%        0.15%        0.15%
     Net investment income, after
       expenses reimbursements
       (recoupments)..................      4.99%        3.17%        1.31%        1.09%        1.75%
     Net investment income, before
       expenses reimbursements
       (recoupments)..................      4.98%        3.15%        1.31%        1.06%        1.72%


--------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon U.S. Government Master Money Market Portfolio
(B)     Amount is less than $0.01 per share

AMERICAN BEACON MASTER TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
American Beacon Master Trust

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of American Beacon Master Trust, comprised of the American Beacon Money Market Portfolio and the American Beacon U.S. Government Money Market Portfolio (collectively, the "Portfolios") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Master Trust at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ ERNST & YOUNG LLP
Dallas, TX
February 27, 2007

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006



                                                                   PAR
                                                                 AMOUNT         VALUE
                                                                --------     -----------
                                                                 (DOLLARS IN THOUSANDS)


FUNDING AGREEMENTS -- 1.18%
  Metropolitan Life Insurance Co., 5.419%, Due 11/21/2007 ++..  $150,000     $   150,000
                                                                             -----------
MEDIUM-TERM NOTES -- 38.59%
  Abbey National Treasury Services, PLC, 5.374%,
     Due 6/29/2007 ++.........................................   491,615         491,737
  American Honda Finance Corp.,
     5.514%, Due 1/16/2007 ++#................................    25,000          25,002
     5.34%, Due 1/26/2007 ++#.................................    50,000          50,000
     5.505%, Due 2/20/2007 ++#................................    10,000          10,002
     5.328%, Due 7/10/2007 ++#................................    33,040          33,042
     5.404%, Due 7/23/2007 ++#................................    10,000          10,005
     5.39%, Due 8/23/2007 ++#.................................    20,000          20,007
     5.48%, Due 8/23/2007 ++#.................................     5,500           5,505
     5.385%, Due 9/19/2007 ++#................................    10,000          10,004
     5.484%, Due 10/22/2007 ++#...............................    10,000          10,011
  ASIF Global Financing,
     5.37%, Due 2/23/2007 ++#.................................   238,250         238,251
     5.41%, Due 5/3/2007 ++#..................................   107,200         107,234
  Citigroup Global Markets Holdings, Inc., 5.431%,
     Due 3/16/2007 ++.........................................   149,300         149,330
  Citigroup, Inc.,
     5.43%, Due 6/4/2007 ++...................................   208,830         208,901
     5.431%, Due 11/1/2007 ++.................................   103,500         103,594
  Credit Suisse USA, Inc.,
     5.874%, Due 2/15/2007 ++.................................    32,604          32,624
     6.063%, Due 3/28/2007 ++.................................    10,000          10,018
     5.47%, Due 4/5/2007 ++...................................   215,443         215,503
  General Electric Capital Corp.,
     5.443%, Due 3/9/2007 ++..................................    37,500          37,509
     5.425%, Due 6/22/2007 ++.................................   225,904         226,009
     5.475%, Due 10/17/2007 ++................................   180,000         180,000
     5.43%, Due 1/3/2008 ++...................................    67,000          67,068
  Goldman Sachs Group, Inc.,
     5.464%, Due 3/30/2007 ++.................................    64,000          64,019
     5.476%, Due 5/11/2007 ++.................................    70,820          70,846
     5.497%, Due 7/2/2007 ++..................................    64,350          64,399
  HBOS Treasury Services PLC, 5.452%, Due 1/12/2007 ++#.......    20,000          20,001
  HSBC Finance Corp.,
     5.525%, Due 2/9/2007 ++..................................    20,715          20,720
     5.41%, Due 2/28/2007 ++..................................    23,500          23,502
     5.414%, Due 5/10/2007 ++.................................    39,000          39,009
     5.53%, Due 7/27/2007 ++..................................    86,525          86,615
     5.41%, Due 10/4/2007 ++..................................   115,000         115,064
  MBNA Europe Funding PLC, 5.45%, Due 9/7/2007 ++#............   140,525         140,643
  Merrill Lynch & Co., Inc.,
     5.48%, Due 8/27/2007 ++..................................    45,000          45,040

                             See accompanying notes

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

                                                                   PAR
                                                                 AMOUNT         VALUE
                                                                --------     -----------
                                                                 (DOLLARS IN THOUSANDS)

     5.499%, Due 10/19/2007 ++................................  $ 83,000     $    83,098
  Merrill Lynch & Co., Inc.,
     5.335%, Due 5/29/2007 ++.................................    52,000          51,996
     5.40%, Due 8/24/2007 ++..................................    39,830          39,845
  Morgan Stanley,
     5.512%, Due 1/12/2007 ++.................................    21,700          21,701
     5.505%, Due 7/27/2007 ++.................................    58,595          58,653
  Royal Bank of Scotland PLC,
     5.364%, Due 3/30/2007 ++#................................   278,000         278,017
     5.34%, Due 1/18/2008 ++#.................................   150,000         150,000
  Toyota Motor Credit Corp.,
     5.335%, Due 3/22/2007 ++.................................    30,000          30,002
     5.33%, Due 6/28/2007 ++..................................   100,000         100,011
     5.344%, Due 8/10/2007 ++.................................    60,000          60,012
     5.33%, Due 9/14/2007 ++..................................    95,000          95,016
  Wachovia Corp.,
     5.428%, Due 2/6/2007 ++..................................   153,925         153,938
     5.454%, Due 7/20/2007 ++.................................   179,152         179,266
  Wells Fargo & Co.,
     5.426%, Due 3/23/2007 ++.................................   273,500         273,560
     5.423%, Due 9/28/2007 ++.................................   254,641         254,841
     5.36%, Due 1/15/2008 ++#.................................   150,000         150,000
                                                                             -----------
  TOTAL MEDIUM-TERM NOTES.....................................                 4,911,170
                                                                             -----------
PROMISSORY NOTES -- 2.36%
  Goldman Sachs Group, Inc., 5.435%, Due 2/9/2007 ++#.........   300,000         300,000
                                                                             -----------
CERTIFICATES OF DEPOSIT AND BANK NOTES -- 35.58%
  Abbey National Treasury Services, PLC, 5.464%,
     Due 1/16/2007 ++.........................................    54,000          54,004
  ABN Amro Bank NV, 5.436%, Due 5/11/2007 ++..................    23,170          23,177
  Allied Irish Banks PLC, 5.318%, Due 5/3/2007 ++.............    50,000          49,993
  Bank of Nova Scotia,
     5.305%, Due 6/20/2007 ++.................................   200,000         199,979
     5.356%, Due 10/31/2007 ++................................    64,860          64,868
  BB&T Corp.,
     5.323%, Due 1/24/2007 ++.................................   150,000         150,000
     5.44%, Due 6/4/2007 ++...................................    91,380          91,421
     5.324%, Due 8/10/2007 ++.................................    50,000          49,997
  BNP Paribas,
     5.305%, Due 6/20/2007 ++.................................   450,000         449,959
     5.31%, Due 10/3/2007 ++..................................   100,000          99,982
  Branch Banking & Trust Co., 5.37%, Due 11/16/2007 ++........   100,000         100,038
  Canadian Imperial Bank of Commerce, 5.432%,
     Due 4/2/2007 ++..........................................    39,000          39,010
  Caylon,
     5.344%, Due 8/10/2007 ++.................................   342,000         341,993
     5.30%, Due 9/13/2007 ++..................................   185,700         185,666

                             See accompanying notes

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

                                                                   PAR
                                                                 AMOUNT         VALUE
                                                                --------     -----------
                                                                 (DOLLARS IN THOUSANDS)

     5.31%, Due 10/3/2007 ++..................................  $ 67,500     $    67,490
  Credit Suisse USA, Inc.,
     5.336%, Due 6/12/2007 ++.................................   150,000         150,000
     5.356%, Due 8/13/2007 ++.................................   125,000         125,003
  HSBC Bank USA, 5.435%, Due 9/21/2007 ++.....................   203,550         203,709
  JP Morgan Chase Bank, NA, 5.422%, Due 1/12/2007 ++..........    63,000          63,001
  M&I Marshall & Ilsley Bank, 5.356%, Due 8/1/2007 ++.........    50,000          50,000
  National City Bank,
     5.40%, Due 6/4/2007 ++...................................    38,000          38,009
     5.32%, Due 10/4/2007 ++..................................   135,000         134,984
  Natixis S.A., 5.35%, Due 6/20/2007 ++.......................    25,000          25,002
  Royal Bank of Canada, 5.392%, Due 1/12/2007 ++..............    10,000          10,000
  SouthTrust Bank,
     5.425%, Due 3/19/2007 ++.................................    46,000          46,009
     5.42%, Due 6/14/2007 ++..................................    16,170          16,177
  State Street Bank & Trust Co., 5.343%, Due 1/16/2007 ++.....    59,500          59,500
  SunTrust Banks, Inc., 5.433%, Due 5/17/2007 ++..............   167,000         167,047
  US Bank, NA,
     5.337%, Due 1/25/2007 ++.................................   233,000         233,001
     5.361%, Due 3/16/2007 ++.................................    50,000          50,004
     5.383%, Due 9/10/2007 ++.................................   250,000         250,130
     5.402%, Due 10/1/2007 ++.................................   110,750         110,808
  Wachovia Bank, NA, 5.324%, Due 3/30/2007 ++.................   200,000         199,999
  Wachovia Corp., 5.353%, Due 9/28/2007 ++....................    50,000          50,010
  World Savings Bank FSB,
     5.429%, Due 6/1/2007 ++..................................   178,460         178,517
     5.374%, Due 10/19/2007 ++................................   400,000         400,133
                                                                             -----------
  TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES................                 4,528,620
                                                                             -----------
COMMERCIAL PAPER -- 10.22%
  Citigroup Funding, Inc., 5.26%, Due 2/7/2007................   150,000         149,189
  FCAR Owner Trust, Series I, 5.27%, Due 3/15/2007............   100,000          98,931
  Fountain Square Commercial Funding,
     5.25%, Due 2/1/2007 #....................................    32,377          32,230
     5.24%, Due 4/19/2007 #...................................    51,485          50,676
  Long Lane Master Trust IV,
     5.30%, Due 2/26/2007 #...................................   158,000         156,697
     5.27%, Due 3/8/2007 #....................................   118,704         117,557
  Park Avenue Receivables Co. LLC, 5.26%, Due 2/12/2007.......    83,000          82,491
  Scaldis Capital LLC, 5.30%, Due 1/25/2007 #.................    55,262          55,067
  Sheffield Receivables Corp., 5.24%, Due 3/28/2007 #.........    30,000          29,624
  Stanfield Victoria,
     5.27%, Due 1/30/2007 #...................................    30,000          29,873
     5.26%, Due 3/12/2007 #...................................    45,000          44,540
  Three Rivers Funding Corp.,
     5.34%, Due 1/4/2007 #....................................    75,929          75,895

                             See accompanying notes

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

                                                                   PAR
                                                                 AMOUNT         VALUE
                                                                --------     -----------
                                                                 (DOLLARS IN THOUSANDS)

     5.33%, Due 1/16/2007 #...................................  $ 42,224     $    42,130
  Yorktown Capital LLC,
     5.305%, Due 2/1/2007.....................................   240,000         238,904
     5.285%, Due 2/15/2007....................................    98,273          97,624
                                                                             -----------
  TOTAL COMMERCIAL PAPER......................................                 1,301,428
                                                                             -----------
TIME DEPOSITS -- 9.11%
  Deutsche Bank AG, 5.25%, Due 1/2/2007.......................   110,000         110,000
  ING Bank, NV, 5.26%, Due 1/2/2007...........................   425,000         425,000
  Societe Generale, 5.313%, Due 1/2/2007......................   625,000         625,000
                                                                             -----------
  TOTAL TIME DEPOSITS.........................................                 1,160,000
                                                                             -----------
REPURCHASE AGREEMENTS -- 2.52%
  Barclays Capital, Inc., 5.31%, Due 1/2/2007 (Collateral
     held at Bank of New York, FHLMC 4.478% -- 5.632%, Due
     10/1/2024 -- 3/1/2036; and FNMA 3.517% -- 7.376%, Due
     1/1/2028 -- 11/1/2036, Total Value $76,169)..............    75,000          75,000
  Goldman Sachs, 5.34%, Due 1/2/2007 (Collateral held at Bank of New York, FNMA 5.0% -- 6.5%, Due
     3/1/2019 -- 12/1/2036, Total Value $250,069).............   246,267         246,267
                                                                             -----------
  TOTAL REPURCHASE AGREEMENTS.................................                   321,267
                                                                             -----------
TOTAL INVESTMENTS -- 99.56% (Cost $12,672,485)................               $12,672,485
OTHER ASSETS, NET OF LIABILITIES -- 0.44%.....................                    55,684
                                                                             -----------
TOTAL NET ASSETS -- 100.00%...................................               $12,728,169
                                                                             ===========


       Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,192,013 or 17.22% of net assets. The Fund has no right to demand registration of these securities.


                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006


                                                              PAR AMOUNT     VALUE
                                                              ----------   --------
                                                                   (DOLLARS IN
                                                                    THOUSANDS)


U.S. AGENCY OBLIGATIONS -- 5.14%
FEDERAL HOME LOAN BANK -- 3.19%
     5.23%, Due 4/4/2007 ++.................................   $ 10,000    $  9,999
     3.875%, Due 6/8/2007...................................      5,000       4,970
     5.21%, Due 6/8/2007 ++.................................      3,000       2,999
                                                                           --------
                                                                             17,968
                                                                           --------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.63%
     5.18%, Due 1/2/2007 #..................................      9,210       9,209
                                                                           --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.32%
     5.11%, Due 5/31/2007 #.................................        566         554
     5.105%, Due 6/1/2007 #.................................      1,250       1,223
                                                                           --------
                                                                              1,777
                                                                           --------
  TOTAL U.S. AGENCY OBLIGATIONS.............................                 28,954
                                                                           --------
REPURCHASE AGREEMENTS -- 94.81%
  Banc of America Securities, LLC, 5.313%, Due 1/2/2007
     (Collateral held at Bank of New York, FHLMC 5.0%, Due
     5/1/2035, Total Value -- $152,386).....................    150,000     150,000
  Barclays Capital, Inc., 5.31%, Due 1/2/2007 (Collateral
     held at Bank of New York, FHLMC 4.442% -- 7.329%, Due
     1/1/2028 -- 12/1/2036; and FNMA 5.0% -- 6.995%, Due
     1/1/2028 -- 11/1/2036, Total Value -- $203,219) .......    200,000     200,000
  Goldman Sachs, 5.34%, Due 1/2/2007 (Collateral held at
     Bank of New York, FNMA 5.0%, Due 2/1/2036, Total
     Value -- $187,072).....................................    184,142     184,143
                                                                           --------
  TOTAL REPURCHASE AGREEMENTS...............................                534,143
                                                                           --------
TOTAL INVESTMENTS -- 99.95% (COST $563,097).................               $563,097
OTHER ASSETS, NET OF LIABILITIES -- 0.05%                                       299
                                                                           --------
TOTAL NET ASSETS -- 100.00%.................................               $563,396
                                                                           ========



       Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#      Rates represent discount rate.


                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006 (IN THOUSANDS)


                                                                        U.S. GOVERNMENT
                                                         MONEY MARKET     MONEY MARKET
                                                         ------------   ---------------


ASSETS:
  Investment in securities at value
     (cost -- $12,351,218 and $28,954, respectively)...   $12,351,218       $ 28,954
  Repurchase agreement (cost -- $321,267 and $534,143,
     respectively).....................................       321,267        534,143
  Dividends and interest receivable....................        57,056            389
  Prepaid expenses.....................................             7             --
                                                          -----------       --------
     TOTAL ASSETS......................................    12,729,548        563,486
                                                          -----------       --------

LIABILITIES:
  Management and investment advisory fees payable (Note
     2)................................................         1,140             48
  Other Liabilities....................................           239             42
                                                          -----------       --------
     TOTAL LIABILITIES.................................         1,379             90
                                                          -----------       --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS............................................   $12,728,169       $563,396
                                                          ===========       ========





                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENT OF OPERATIONS
DECEMBER 31, 2006 (IN THOUSANDS)


                                                                        U.S. GOVERNMENT
                                                         MONEY MARKET     MONEY MARKET
                                                         ------------   ---------------


INVESTMENT INCOME:

     Interest Income...................................    $542,409         $17,620
                                                           --------         -------
     TOTAL INVESTMENT INCOME...........................     542,409          17,620
                                                           --------         -------
EXPENSES:
     Management and investment advisory fees (Note 2)..      10,562             346
     Custodian fees....................................         437              14
     Professional fees.................................          86              23
     Other expenses....................................         431              40
                                                           --------         -------
     TOTAL EXPENSES....................................      11,516             423
                                                           --------         -------
NET INVESTMENT INCOME..................................     530,893          17,197
                                                           --------         -------
REALIZED GAIN ALLOCATED FROM PORTFOLIO
     Net realized gain on investments..................          12               1
                                                           --------         -------
NET GAIN ON INVESTMENTS................................          12               1
                                                           --------         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...    $530,905         $17,198
                                                           ========         =======





                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)


                                                                        U.S. GOVERNMENT MONEY
                                               MONEY MARKET                     MARKET
                                       ----------------------------   -------------------------
                                          YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                       ----------------------------   -------------------------
                                            2006           2005           2006          2005
                                       -------------   ------------   -----------   -----------


INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income..............  $     530,893   $    218,128   $    17,197   $     7,700
  Net realized gain (loss) on
     investments.....................             12             18             1             6
                                       -------------   ------------   -----------   -----------
     TOTAL INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS.....        530,905        218,146        17,198         7,706
                                       -------------   ------------   -----------   -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
  Contributions......................    131,682,048     98,275,830     3,002,184     1,782,252
  Withdrawals........................   (126,270,825)   (97,144,356)   (2,695,546)   (1,799,917)
                                       -------------   ------------   -----------   -----------
     NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM
       TRANSACTIONS IN INVESTORS'
       BENEFICIAL INTERESTS..........      5,411,223      1,161,474       306,638       (17,665)
                                       -------------   ------------   -----------   -----------
     NET INCREASE (DECREASE) IN NET
       ASSETS........................      5,942,128      1,379,620       323,836        (9,929)
                                       -------------   ------------   -----------   -----------
NET ASSETS:
  Beginning of period................      6,786,041      5,406,421       239,560       249,519
                                       -------------   ------------   -----------   -----------
  END OF PERIOD......................  $  12,728,169   $  6,786,041   $   563,396   $   239,560
                                       =============   ============   ===========   ===========





                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS


                                                                MONEY MARKET
                                                      --------------------------------
                                                         YEAR END DECEMBER 31, 2006
                                                      --------------------------------
                                                      2006   2005   2004   2003   2002
                                                      ----   ----   ----   ----   ----


Total return........................................  5.09%  3.25%  1.34%  1.13%  1.81%
Ratios to average net assets (annualized):
  Expenses..........................................  0.11%  0.11%  0.11%  0.11%  0.11%
  Net investment income.............................  5.03%  3.20%  1.30%  1.14%  1.81%




                                                        U.S. GOVERNMENT MONEY MARKET
                                                      --------------------------------
                                                         YEAR END DECEMBER 31, 2006
                                                      --------------------------------
                                                      2006   2005   2004   2003   2002
                                                      ----   ----   ----   ----   ----


Total return........................................  5.04%  3.19%  1.30%  1.11%  1.74%
Ratios to average net assets (annualized):
  Expenses..........................................  0.12%  0.12%  0.11%  0.12%  0.12%
  Net investment income.............................  4.97%  3.15%  1.30%  1.13%  1.71%




                             See accompanying notes

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio and the American Beacon Master U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The objective of each Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     American Beacon Advisors, Inc. (the "Manager"), is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation

     Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities and are valued at cost, which approximates market value. All collateral is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Recently Issued Accounting Pronouncements

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, the Manager is evaluating the implications of FIN 48 and its potential impact on the financial statements. The Fund's net asset value per share will reflect FIN 48 adjustments no later than June 29, 2007, and any adjustments will be reflected in the Fund's Semi-Annual report to shareholders.

     In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Manager is evaluating the impact of FAS 157; however, it is not expected to have a material impact on the Funds' net assets or results of operations.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the twelve months ended

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

December 31, 2006, the Money Market Portfolio earned $2,108 under the credit facility. This amount is included in interest income on the financial statements.

(UNAUDITED)
AMERICAN BEACON SELECT FUNDS
TAX INFORMATION FOR THE TAX YEAR ENDED DECEMBER 31, 2006

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The distributions to shareholders during the tax year ended December 31, 2006 include short-term capital gains as follows:



Money Market Select Fund                                          $8,700
U.S. Government Money Market Select Fund                             454


     We are required by Internal Revenue Code to advise you within 60 days of the Funds' fiscal year end as to the federal tax status of dividends paid by the Funds during its fiscal year ended December 31, 2006. For purposes of preparing your annual federal income tax returns, you should report the amounts reflected on your Form 1099-INT. Of the ordinary dividends paid, the percentage of income exempt from federal income taxes is as follows:



Money Market Select Fund                                            0.0%
U.S. Government Money Market Select Fund                            0.0%


     Of ordinary dividends paid to shareholders during the tax year ended December 31, 2006, the percentage of income derived from U.S. Treasury obligations is as follows:



Money Market Select Fund                                            0.0%
U.S. Government Money Market Select Fund                            0.0%

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON SELECT FUNDS AND THE AMERICAN BEACON MASTER TRUST
(UNAUDITED)

     The Trustees and officers of the American Beacon Select Funds (the "Trust") and the American Beacon Master Trust (the "Master Trust") are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust, the American Beacon Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.


                                POSITION, TERM OF
                                OFFICE AND LENGTH
                                OF TIME SERVED         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS           WITH THE TRUST         AND CURRENT DIRECTORSHIPS
---------------------           -----------------      -------------------------------------------


INTERESTED TRUSTEES

                                TERM
                                -----------------

                                Lifetime of Trust
                                until removal,
                                resignation or
                                retirement*

William F. Quinn** (58)         Trustee and            Chairman and CEO (2006-Present) and
                                President since 1987   President (1986-2006), American Beacon
                                                       Advisors, Inc.; Chairman (1989-2003) and
                                                       Director (1979-1989, 2003-Present),
                                                       American Airlines Federal Credit Union;
                                                       Director, Crescent Real Estate Equities,
                                                       Inc.(1994-Present); Director, Pritchard,
                                                       Hubble & Herr, LLC (investment advisor)
                                                       (2001-2006); Director of Investment
                                                       Committee, Southern Methodist University
                                                       Endowment Fund (1996-Present); Member,
                                                       Southern Methodist University Cox School of
                                                       Business Advisory Board (1999-2002);
                                                       Member, New York Stock Exchange Pension
                                                       Manager Committee (1997-1998, 2000-2002,
                                                       2006-Present); Chairman (2007-Present) and
                                                       Vice Chairman (2004-2006), Committee for
                                                       the Investment of Employee Benefits;
                                                       Chairman, Committee for the Investment of
                                                       Employee Benefits Defined Benefit Sub-
                                                       Committee (2002-2004); Director, United Way
                                                       of Metropolitan Tarrant County (1988-2000,
                                                       2004-Present); Trustee, American Beacon
                                                       Mileage Funds (1995-Present); Trustee,
                                                       American Beacon Select Funds (1999-
                                                       Present); Trustee, American Beacon Master
                                                       Trust (1995-Present).

Alan D. Feld** (69)             Trustee since 1996     Partner, Akin, Gump, Strauss, Hauer & Feld,
                                                       LLP (law firm) (1960-Present); Director,
                                                       Clear Channel Communications (1984-
                                                       Present); Trustee, CenterPoint Properties
                                                       (1994-Present); Trustee, American Beacon
                                                       Mileage Funds (1996-Present); Trustee,
                                                       American Beacon Select Funds (1999-
                                                       Present); Trustee, American Beacon Master
                                                       Trust (1996-Present).

NON-INTERESTED TRUSTEES         TERM
                                -----------------

                                Lifetime of Trust
                                until removal,
                                resignation or
                                retirement*

W. Humphrey Bogart (62)         Trustee since 2004     Consultant, New River Canada Ltd. (mutual
                                                       fund servicing company) (1998-2003); Board
                                                       Member, Baylor University Medical Center
                                                       Foundation (1992-2004); President and CEO,
                                                       Allmerica Trust Company, NA (1996-1997);
                                                       President and CEO, Fidelity Investments
                                                       Southwest Company (1983-1995); Senior Vice
                                                       President of Regional Centers, Fidelity
                                                       Investments (1988-1995); Trustee, American
                                                       Beacon Mileage Funds (2004-Present);
                                                       Trustee, American Beacon Select Funds
                                                       (2004-Present); Trustee, American Beacon
                                                       Master Trust (2004-Present).


TRUSTEES AND OFFICERS OF THE AMERICAN BEACON SELECT FUNDS AND THE AMERICAN BEACON MASTER TRUST
(UNAUDITED)

                                POSITION, TERM OF
                                OFFICE AND LENGTH
                                OF TIME SERVED         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS           WITH THE TRUST         AND CURRENT DIRECTORSHIPS
---------------------           -----------------      -------------------------------------------

NON-INTERESTED TRUSTEES
  (CONT.)

Brenda A. Cline (45)            Trustee since 2004     Executive Vice President, Chief Financial
                                                       Officer, Treasurer and Secretary, Kimbell
                                                       Art Foundation (1993-Present); Trustee,
                                                       Texas Christian University (1998-Present);
                                                       Trustee, W.I. Cook Foundation, Inc. (d/b/a
                                                       Cook Children's Health Foundation) (2001-
                                                       Present); Director, Christian Church
                                                       Foundation (1999-Present); Trustee,
                                                       American Beacon Mileage Funds (2004-
                                                       Present); Trustee, American Beacon Select
                                                       Funds (2004-Present); Trustee, American
                                                       Beacon Master Trust (2004-Present).

Richard A. Massman (63)         Trustee since 2004     Senior Vice President and General Counsel,
                                                       Hunt Consolidated, Inc. (holding company
                                                       engaged in energy, real estate, farming,
                                                       ranching and venture capital activities)
                                                       (1994-Present); Trustee, American Beacon
                                                       Mileage Funds (2004-Present); Trustee,
                                                       American Beacon Select Funds (2004-
                                                       Present); Trustee, American Beacon Master
                                                       Trust (2004-Present).

Stephen D. O'Sullivan (71)      Trustee since 1987     Consultant (1994-Present); Trustee,
                                                       American Beacon Mileage Funds (1995-
                                                       Present); Trustee, American Beacon Select
                                                       Funds (1999-Present); Trustee, American
                                                       Beacon Master Trust (1995-Present).

R. Gerald Turner (60)           Trustee since 2001     President, Southern Methodist University
225 Perkins Admin. Bldg.                               (1995-Present); Director, ChemFirst (1986-
Southern Methodist Univ.                               2002); Director, J.C. Penney Company, Inc.
Dallas, Texas 75275                                    (1996-Present); Director, California
                                                       Federal Preferred Capital Corp. (2001-
                                                       2003); Director, Kronus Worldwide Inc.
                                                       (chemical manufacturing) (2003-Present);
                                                       Director, First Broadcasting Investment
                                                       Partners, LLC (2003-Present); Member,
                                                       United Way of Dallas Board of Directors;
                                                       Member, Salvation Army of Dallas Board of
                                                       Directors; Member, Methodist Hospital
                                                       Advisory Board; Member, Knight Commission
                                                       on Intercollegiate Athletics; Trustee,
                                                       American Beacon Mileage Funds (2001-
                                                       Present); Trustee, American Beacon Select
                                                       Funds (2001-Present); Trustee, American
                                                       Beacon Master Trust (2001-Present).

Kneeland Youngblood (50)        Trustee since 1996     Managing Partner, Pharos Capital Group, LLC
100 Crescent Court              Chairman since 2005    (a private equity firm) (1998-Present);
Suite 1740                                             Director, Burger King Corporation (2004-
Dallas, Texas 75201                                    Present); Trustee, City of Dallas, Texas
                                                       Employee Retirement Fund (2004-Present);
                                                       Trustee, The Hockaday School (1997-2005);
                                                       Director, Starwood Hotels and Resorts
                                                       (2001-Present); Member, Council on Foreign
                                                       Relations (1995-Present); Director, Just
                                                       For the Kids (1995-2001); Director, L&B
                                                       Realty Advisors (1998-2000); Trustee,
                                                       Teachers Retirement System of Texas (1993-
                                                       1999); Director, Starwood Financial Trust
                                                       (1998-2001); Trustee, St. Mark's School of
                                                       Texas (2002-Present); Trustee, American
                                                       Beacon Mileage Funds (1996-Present);
                                                       Trustee, American Beacon Select Funds
                                                       (1999-Present); Trustee, American Beacon
                                                       Master Trust (1996-Present).


TRUSTEES AND OFFICERS OF THE AMERICAN BEACON SELECT FUNDS AND THE
AMERICAN BEACON MASTER TRUST
(UNAUDITED)



                                POSITION, TERM OF
                                OFFICE AND LENGTH
                                OF TIME SERVED         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS           WITH THE TRUST         AND CURRENT DIRECTORSHIPS
---------------------           -----------------      -------------------------------------------


OFFICERS

                                TERM

                                One Year

Rosemary K. Behan (47)          VP, Secretary and      Vice President, Legal and Compliance,
                                Chief Legal Officer    American Beacon Advisors, Inc. (2006-
                                since 2006             Present); Assistant General Counsel, First
                                                       Command Financial Planning, Inc. (2004-
                                                       2006); Enforcement Attorney (2002-2004) and
                                                       Branch Chief (2000-2002); Securities and
                                                       Exchange Commission.

Brian E. Brett (46)             VP since 2004          Vice President, Director of Sales, American
                                                       Beacon Advisors, Inc. (2004-Present);
                                                       Regional Vice President, Neuberger Berman,
                                                       LLC (investment advisor) (1996-2004).

Michael W. Fields (52)          VP since 1989          Vice President, Fixed Income Investments,
                                                       American Beacon Advisors, Inc. (1988-
                                                       Present).

Rebecca L. Harris (40)          Treasurer since 1995   Vice President, Finance, American Beacon
                                                       Advisors, Inc. (1995-Present).

Christina E. Sears (35)         Chief Compliance       Chief Compliance Officer, American Beacon
                                Officer since 2004     Advisors, Inc. (2004-Present); Senior
                                and Asst. Secretary    Compliance Analyst, American Beacon
                                since 1999             Advisors, Inc. (1998-2004).


--------

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, with the exception of Messrs. Quinn and O'Sullivan.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust, as defined by the 1940 Act. Mr. Quinn is Chairman of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Trust's Investment advisors.

                       (AMERICAN BEACON SELECT FUNDS LOGO)

--------------------------------------------------------------------------------

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:




               (KEYBOARD GRAPHIC)                                  (MOUSE GRAPHIC)

                   BY E-MAIL:                                     ON THE INTERNET:
       American_Beacon.Funds@ambeacon.com         Visit our website at www.americanbeaconfunds.com





--------------------------------------------------------------------------------




               (TELEPHONE GRAPHIC)                                (MAILBOX GRAPHIC)

                  BY TELEPHONE:                                        BY MAIL
               Call (800) 658-5811                          American Beacon Select Funds
                                                           4151 Amon Carter Blvd., MD 2450
                                                                Fort Worth, TX 76155






--------------------------------------------------------------------------------




 AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES        AVAILABILITY OF PROXY VOTING POLICY AND
                                                                      RECORDS
In addition to the Schedule of Investments        A description of the policies and procedures
provided in each semi-annual and annual           that the Funds use to determine how to vote
report, each Fund files a complete schedule of    proxies relating to portfolio securities is
its portfolio holdings with the Securities and    available in each Fund's Statement of
Exchange Commission ("SEC") on Form N-Q as of     Additional Information, which may be obtained
the first and third fiscal quarters. The          free of charge by calling 1-800-967-9009 or by
Funds' Forms N-Q are available on the SEC's       accessing the SEC's website at www.sec.gov.
website at www.sec.gov. The Forms N-Q may also    Each Fund's proxy voting record for the most
be reviewed and copied at the SEC's Public        recent year ended June 30 is filed annually
Reference Room, 450 Fifth Street, NW,             with the SEC on Form N-PX. The Funds' Forms N-
Washington, DC 20549. Information regarding       PX are available on the SEC's website at
the operation of the SEC's Public Reference       www.sec.gov. Each Fund's proxy voting record
Room may be obtained by calling 1-800-SEC-        may also be obtained by calling 1-800-967-
0330. A complete schedule of each Fund's          9009.
portfolio holdings is also available on the
Funds' website (www.americanbeaconfunds.com)
approximately thirty days after the end of
each quarter.




FUND SERVICE PROVIDERS:





  CUSTODIAN                   TRANSFER AGENT                INDEPENDENT REGISTERED  DISTRIBUTOR
  STATE STREET BANK AND       BOSTON FINANCIAL DATA         PUBLIC ACCOUNTING FIRM  FORESIDE FUND SERVICES
  TRUST                       SERVICES                      ERNST & YOUNG LLP       Portland, Maine
  Boston, Massachusetts       Kansas City, Missouri         Dallas, Texas



This report is prepared for shareholders of the American Beacon Select Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------
American Airlines, Inc. is not responsible for investments made in the American Beacon Select Funds. American Beacon Select Funds is a service mark of AMR Corporation. American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.
                                                                        AR 12/06
                                                                         539337

ITEM 2. CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the "Code"). The Trust did not amend the Code nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Stephen O'Sullivan, a member of the Trust's Audit and Compliance Committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. O'Sullivan is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees   Fiscal Year Ended
----------   -----------------
 $4,458         12/31/2005
 $20,041        12/31/2006

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------
       $0                12/31/2005
       $0                12/31/2006

(c)

Tax Fees    Fiscal Year Ended
--------    -----------------
 $4,503*       12/31/2006
 $             12/31/2006

* For review of 2003 and 2004 tax returns

(d)

All Other Fees    Fiscal Year Ended
--------------    -----------------
     $0              12/31/2006
     $0              12/31/2006

(e)(1) Pursuant to its charter, the Trust's Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

        - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts' financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;
        - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser ("adviser affiliate") that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;
        - to consider whether the non-audit services provided by a Trust's auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor's independence;
        - to review the arrangements for and scope of the annual audit and any special audits; and
        - to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------
  $4,503       $0                     N/A                     12/31/2005
  $            $0                     N/A                     12/31/2006

(h)     Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1) Filed herewith as EX-99.CODE ETH.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 9, 2007


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: March 9, 2007